Notes Payable (Details Textual) - USD ($)														3 Months Ended	12 Months Ended
	May 04, 2018	Apr. 25, 2018	Apr. 10, 2018	Mar. 16, 2018	Mar. 16, 2018	Mar. 12, 2018	Mar. 08, 2018	Jan. 08, 2018	Dec. 27, 2017	Nov. 16, 2017	Oct. 18, 2017	Sep. 15, 2017	Jan. 08, 2017	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes Payable (Textual)
Debt face amount															$ (98,903)	$ 152,000
Common stock, par value (in dollars per share)														$ 0.001	$ 0.001	$ 0.001
Exercise price															$ 0.0616
Debt interest rate (in percent)														10.00%
Conversion price (in dollars per share)														$ 0.10
Issued of warrants or exercise price														$ 0.07
Convertible beneficial conversion feature															$ 111,370	$ 124,690
Repayment of convertible notes															$ 361,468
Conversion and cancellation cost of notes and warrants						$ 121,000
Transaction note									$ 28,000	$ 38,000				$ 53,000
Purchase warrant, Shares														1,320,598
Convertible note fund											$ 53,000
12% Convertible Notes Due December 15, 2018 [Member]
Notes Payable (Textual)
Debt face amount							$ 26,500
Debt maturity date							Dec. 15, 2018
Debt interest rate (in percent)							12.00%
Description of interest rate terms							Any amount of principal or interest on the note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid.
Conversion price (in dollars per share)							$ 0.001
Convertible note, initial maturity date							Sep. 05, 2018
Description of conversion for convertible notes							The conversion rate is variable and will be 51% of the average of the lowest one day trading price during the thirty trading days preceding the holders notice of conversion. The number of shares issuable on conversion is limited to 4.99% of the company’s then issued and outstanding Common Stock.
Repayment of convertible notes	$ 26,500
Conversion and cancellation cost of notes and warrants	37,000
Payment of principal and accrued interest	27,000
Prepayment premium	10,000
12% Convertible Notes Due June 20, 2018 [Member]
Notes Payable (Textual)
Debt face amount												$ 53,000
Debt maturity date												Jun. 20, 2018
Debt interest rate (in percent)												12.00%
Description of interest rate terms												Any amount of principal or interest on the note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid.
Conversion price (in dollars per share)												$ 0.001
Convertible note, initial maturity date												Mar. 24, 2018
Description of conversion for convertible notes												The conversion rate is variable and will be 58% of the average of the lowest one-day trading price during the twenty trading days preceding the holders notice of conversion. The number of shares issuable on conversion is limited to 4.99% of the company’s then issued and outstanding common stock.
Repayment of convertible notes				$ 53,000		53,000
Conversion and cancellation cost of notes and warrants						81,000
Payment of principal and accrued interest						$ 25,000
12% Convertible Notes Due June 20, 2018 [Member] | Note warrant [Member]
Notes Payable (Textual)
Conversion price (in dollars per share)												$ 0.001
Number of warrants purchase												1,320,598
Issued of warrants or exercise price												$ 0.0301
Issued of warrants or exercisable												7 years
Convertible beneficial conversion feature												$ 53,000
Convertible beneficial conversion amortized												$ 53,000
Cancellation of warrant purchase					1,320,598	1,320,598
Payment of principal and accrued interest						$ 40,000
Prepayment premium						40,000
12% Convertible Notes Due August 28, 2018 [Member]
Notes Payable (Textual)
Debt face amount								$ 105,000
Debt maturity date								Aug. 28, 2018
Debt interest rate (in percent)								12.00%
Description of interest rate terms								Any amount of principal or interest on the note which is not paid when due shall bear interest at the rate of twenty-four percent (24%) per annum from the due date thereof until the same is paid.
Conversion price (in dollars per share)								$ 0.001
Convertible note, initial maturity date								Apr. 27, 2018
Description of conversion for convertible notes								The conversion rate is variable and will be 55% of the lowest one-day trading price during the twenty trading days preceding the holders notice of conversion. The number of shares issuable on any conversion is limited to 4.99% of the company’s then issued and outstanding common stock. The note holder may increase the 4,99% limit to 9.99% on 61 days prior notice to the company. The company, at the request of the note holder, has reserved 40 million shares of its $0.001 common stock for conversion.
Repayment of convertible notes		$ 105,000
Conversion and cancellation cost of notes and warrants		163,000
Payment of principal and accrued interest		109,000
Prepayment premium		$ 54,000
10% Convertible Notes Due September 01, 2019 [Member]
Notes Payable (Textual)
Debt face amount									$ 28,000
Debt maturity date									Sep. 20, 2018
Debt interest rate (in percent)									12.00%
Description of interest rate terms									Any amount of principal or interest on the note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid.
Conversion price (in dollars per share)									$ 0.001
Convertible note, initial maturity date									Apr. 16, 2018
Description of conversion for convertible notes									The conversion rate is variable and will be 58% of the average of the lowest one-day trading price during the twenty trading days preceding the holders notice of conversion. The number of shares issuable on conversion is limited to 4.99% of the company’s then issued and outstanding common stock.
Convertible beneficial conversion feature									$ 20,000
Convertible beneficial conversion amortized									7,000
Repayment of convertible notes	28,000
Conversion and cancellation cost of notes and warrants	41,000
Payment of principal and accrued interest	29,000
Prepayment premium	12,000
12% Convertible Notes Due August 20, 2018 [Member]
Notes Payable (Textual)
Debt face amount										$ 38,000
Debt maturity date										Aug. 20, 2018
Debt interest rate (in percent)										12.00%
Description of interest rate terms										Any amount of principal or interest on the note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid.
Conversion price (in dollars per share)										$ 0.001
Convertible note, initial maturity date										May 16, 2018
Description of conversion for convertible notes										The conversion rate is variable and will be 58% of the average of the lowest one-day trading price during the twenty trading days preceding the holders notice of conversion. The number of shares issuable on conversion is limited to 4.99% of the company’s then issued and outstanding common stock.
Convertible beneficial conversion feature										$ 28,000
Convertible beneficial conversion amortized										13,000
Repayment of convertible notes	38,000
Conversion and cancellation cost of notes and warrants	58,000
Payment of principal and accrued interest	40,000
Prepayment premium	18,000
12% Convertible Notes Due July 20, 2018 [Member]
Notes Payable (Textual)
Debt face amount											$ 33,000
Debt maturity date											Jul. 20, 2018
Debt interest rate (in percent)											12.00%
Description of interest rate terms											Any amount of principal or interest on the note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid.
Conversion price (in dollars per share)											$ 0.001
Convertible note, initial maturity date											Apr. 16, 2018
Description of conversion for convertible notes											The conversion rate is variable and will be 58% of the average of the lowest one-day trading price during the twenty trading days preceding the holders notice of conversion. The number of shares issuable on conversion is limited to 4.99% of the company’s then issued and outstanding common stock.
Convertible beneficial conversion feature											$ 24,000
Convertible beneficial conversion amortized											14,000
Repayment of convertible notes			$ 33,000
Conversion and cancellation cost of notes and warrants			51,000
Payment of principal and accrued interest			35,000
Prepayment premium			16,000
Note holder [Member]
Notes Payable (Textual)
Common stock, par value (in dollars per share)														$ 2.00
Payment of principal and accrued interest													$ 163,000
Transaction note	$ 26,500		$ 33,000						$ 26,500	$ 38,000	$ 33,000		$ 105,000	$ 105,000
Note holder [Member] | 12% Convertible Notes Due December 15, 2018 [Member]
Notes Payable (Textual)
Conversion price (in dollars per share)							$ 0.001
Number of shares reserved for conversion (in shares)							11,008,640
Note holder [Member] | 12% Convertible Notes Due June 20, 2018 [Member]
Notes Payable (Textual)
Conversion price (in dollars per share)												$ 0.001
Number of shares reserved for conversion (in shares)												36,369,879
Note holder [Member] | 12% Convertible Notes Due August 28, 2018 [Member]
Notes Payable (Textual)
Conversion price (in dollars per share)								$ 0.001
Number of shares reserved for conversion (in shares)								40,000,000
Note holder [Member] | 10% Convertible Notes Due September 01, 2019 [Member]
Notes Payable (Textual)
Conversion price (in dollars per share)									$ 0.001
Number of shares reserved for conversion (in shares)									17,164,750
Note holder [Member] | 12% Convertible Notes Due August 20, 2018 [Member]
Notes Payable (Textual)
Conversion price (in dollars per share)										$ 0.001
Number of shares reserved for conversion (in shares)										20,716,914
Note holder [Member] | 12% Convertible Notes Due July 20, 2018 [Member]
Notes Payable (Textual)
Conversion price (in dollars per share)											$ 0.001
Number of shares reserved for conversion (in shares)											18,062,397
Non affiliated Individuals [Member] | 10% Convertible Notes Due September 01, 2019 [Member]
Notes Payable (Textual)
Debt face amount														$ 400,000
Common stock, par value (in dollars per share)														$ 0.001
Exercise price														$ 0.07
Debt maturity date														Sep. 01, 2019
Two Directors [Member] | 12% Convertible Notes Due June 20, 2018 [Member]
Notes Payable (Textual)
Borrowings for repayment of notes						$ 121,000